PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M

Prospectus (each dated April 30, 2012) (each a “Prospectus”), each as supplemented from time to time

Disclosure Related to PIMCO All Asset Portfolio

Effective immediately, the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO All Asset Portfolio’s Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the “Performance Information” section of the PIMCO All Asset Portfolio’s Portfolio Summary in each Prospectus:

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio’s secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.

Disclosure Related to PIMCO All Asset All Authority Portfolio

Effective immediately, the first sentence of the first paragraph of the “Principal Investment Strategies” section of the PIMCO All Asset All Authority Portfolio’s Portfolio Summary in the Administrative Class Prospectus and Advisor Class and Class M Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_092712

PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the

PIMCO All Asset Portfolio Administrative Class Prospectus; PIMCO All Asset Portfolio Advisor

Class Prospectus; PIMCO All Asset Portfolio Institutional Class Prospectus; and PIMCO All Asset

Portfolio Class M Prospectus (each dated April 30, 2012) (each a “Prospectus”), each as supplemented from time to time

Effective immediately, the first sentence of the first paragraph of the “Principal Investment Strategies” section in the Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

In addition, effective immediately, the following disclosure is added after the third sentence of the second paragraph of the “Performance Information” section in the Portfolio Summary in each Prospectus:

The index reflects non-seasonally adjusted returns. As of November 1, 2012, the Portfolio’s secondary benchmark index is the same CPI + 500 Basis Points benchmark as described, but with seasonally adjusted returns.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_092712

PIMCO Variable Insurance Trust

Supplement Dated September 27, 2012 to the

PIMCO All Asset All Authority Portfolio Administrative Class Prospectus; PIMCO All Asset All

Authority Portfolio Advisor Class Prospectus; and PIMCO All Asset All Authority Portfolio

Class M Prospectus (each dated April 30, 2012) (each a “Prospectus”), each as supplemented from time to time

Effective immediately, the first sentence of the first paragraph of the “Principal Investment Strategies” section in the Portfolio Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Portfolio invests under normal circumstances substantially all of its assets in Institutional Class or, as applicable, Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds, and shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, “Underlying PIMCO Funds”).

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_092712